Capital - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Share Capital [Line Items]
Repurchase of shares	22,800,000	41,900,000
Private Share Repurchase Agreement [member]
Disclosure of Share Capital [Line Items]
Repurchase of shares	6,000,000	9,500,000
NCIB [member]
Disclosure of Share Capital [Line Items]
Potential repurchase of common shares	36,000,000
Series ii cumulative redeemable preference share capital [member]
Disclosure of Share Capital [Line Items]
Number of shares authorised	6,000,000	6,000,000
Redemption price of shares	$ 25.00
Dividend payable rate percentage	70.00%